Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Strategic High Yield Tax-Free Fund and DWS Managed Municipal Bond Fund (the “Funds”), each a series of DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139, 811-02671)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on September 28, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price LLC